Basic and Diluted Net Income/(Loss) Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)	0	0	549,315,048
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)			518,830,264
Share-based awards
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)			30,484,784